Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2020

SAE-QTLY-0121
1.918362.110

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.5%
	Shares	Value
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.2%
China Telecom Corp. Ltd. (H Shares)	13,872,000	$4,174,426
China Unicom Ltd.	778,000	466,948
Hellenic Telecommunications Organization SA	129,032	2,148,908
HKBN Ltd.	1,032,500	1,783,238
KT Corp.	54,291	1,186,941
LG Telecom Ltd.	336,271	3,625,048
Magyar Telekom PLC	28,408	36,652
Ooredoo QSC	62,110	115,292
Saudi Telecom Co.	73,223	2,104,580
Telefonica Brasil SA	295,840	2,471,132
Telkom SA Ltd.	405,832	821,557
Turk Telekomunikasyon A/S	1,505,584	1,478,630
		20,413,352
Entertainment - 0.9%
Bilibili, Inc. ADR (a)(b)	238,146	14,969,858
CD Projekt RED SA (a)	137,297	14,257,533
DouYu International Holdings Ltd. ADR (a)(b)	101,544	1,346,473
HUYA, Inc. ADR (a)(b)	35,416	732,757
IGG, Inc.	421,000	420,180
International Games Systems Co. Ltd.	187,000	4,437,732
NetEase, Inc. ADR	214,700	19,402,439
NHN Entertainment Corp. (a)	2,843	187,222
PlayWay SA	323	47,931
Sea Ltd. ADR (a)	16,898	3,047,892
TEN Square Games SA	1,452	221,112
Tencent Music Entertainment Group ADR (a)	954,149	15,991,537
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	100,100	397,576
		75,460,242
Interactive Media & Services - 5.7%
Autohome, Inc. ADR Class A	120,624	11,389,318
Baidu.com, Inc. sponsored ADR (a)	121,140	16,837,249
Kakao Corp.	38,148	12,664,150
Mail.Ru Group Ltd. GDR (Reg. S) (a)	323,772	9,326,636
NAVER Corp.	130,636	32,702,603
Tencent Holdings Ltd.	4,967,689	362,133,324
Wise Talent Information Technology Co. Ltd. (a)	1,213,800	3,056,708
Yandex NV Series A (a)	613,334	42,295,513
YY, Inc. ADR	64,700	5,762,829
		496,168,330
Media - 0.1%
Astro Malaysia Holdings Bhd	193,200	36,753
Cheil Worldwide, Inc.	21,770	407,505
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	211,600	378,242
Focus Media Information Technology Co. Ltd. (A Shares)	2,087,600	3,077,980
Hyundai HCN	48,513	143,326
MultiChoice Group Ltd.	293,181	2,463,014
PT Surya Citra Media Tbk	261,700	30,488
		6,537,308
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd.	2,288,874	14,291,932
China Mobile Ltd.	2,792,000	16,654,856
China Mobile Ltd. sponsored ADR	37,656	1,124,032
China United Network Communications Ltd. (A Shares)	10,311,154	7,679,803
Mobile TeleSystems OJSC sponsored ADR	41,767	360,449
MTN Group Ltd.	10,958	46,871
SK Telecom Co. Ltd.	7,317	1,562,993
Turkcell Iletisim Hizmet A/S	668,148	1,264,526
VEON Ltd. sponsored ADR	277,792	402,798
		43,388,260

TOTAL COMMUNICATION SERVICES		641,967,492

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
DTR Automotive Corp.	1,408	30,420
Fuyao Glass Industries Group Co. Ltd. (A Shares)	2,069,933	12,616,746
Hyundai Mobis	80,559	17,732,108
Tianneng Power International Ltd. (b)	1,275,826	2,676,807
Yoo Sung Enterprise	12,624	32,001
		33,088,082
Automobiles - 1.0%
Bajaj Auto Ltd.	238,049	10,178,345
BYD Co. Ltd. (H Shares)	296,500	6,795,653
Dongfeng Motor Group Co. Ltd. (H Shares)	1,842,000	1,895,124
Ford Otomotiv Sanayi A/S	61,108	842,384
Great Wall Motor Co. Ltd. (H Shares)	2,427,500	4,908,771
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,750,000	5,108,090
Hero Motocorp Ltd.	300,308	12,525,983
Hyundai Motor Co.	55,196	9,037,342
Kia Motors Corp.	375,387	19,573,277
Maruti Suzuki India Ltd.	25,615	2,423,455
Niu Technologies ADR (a)	5,119	152,649
PT Astra International Tbk	9,053,300	3,398,193
SAIC Motor Corp. Ltd. (A Shares)	805,793	3,246,982
Tofas Turk Otomobil Fabrikasi A/S	113,147	412,364
XPeng, Inc. ADR (a)(b)	175,900	10,335,884
		90,834,496
Diversified Consumer Services - 0.5%
Estacio Participacoes SA	248,700	1,532,847
New Oriental Education & Technology Group, Inc. (a)	16,600	2,713,610
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	185,114	30,516,043
TAL Education Group ADR (a)	188,633	13,215,628
Visang Education, Inc.	8,025	47,997
		48,026,125
Hotels, Restaurants & Leisure - 0.5%
Galaxy Entertainment Group Ltd.	131,000	994,000
Haidilao International Holding Ltd. (c)	126,000	826,586
Jubilant Foodworks Ltd.	46,288	1,556,220
Sands China Ltd.	3,543,922	14,484,471
Shangri-La Asia Ltd.(a)	3,476,000	3,178,903
Songcheng Performance Development Co. Ltd. (A Shares)	343,700	1,007,241
Wynn Macau Ltd. (a)	303,200	516,691
Yum China Holdings, Inc.	16,250	926,408
Yum China Holdings, Inc.	353,173	19,911,894
		43,402,414
Household Durables - 1.5%
Arcelik A/S	216,803	755,761
Basso Industry Corp. Ltd.	19,000	28,663
Coway Co. Ltd.	2,912	182,309
Ecovacs Robotics Co. Ltd. Class A (a)	186,581	1,778,204
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	606,131	6,139,715
Guangdong Kelon Electrical Holdings Ltd. Series H	27,000	40,582
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	88,300	565,725
Haier Smart Home Co. Ltd. (A Shares)	4,744,722	19,450,843
LG Electronics, Inc.	220,377	16,997,649
Midea Group Co. Ltd. (A Shares)	4,982,049	65,769,499
Oppein Home Group, Inc. (A Shares)	322,432	6,252,698
Zhejiang Supor Cookware Co. Ltd.	1,015,069	10,783,440
		128,745,088
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. (a)	1,303,460	42,820,896
Alibaba Group Holding Ltd. sponsored ADR (a)	1,184,069	311,836,412
B2W Companhia Global do Varejo (a)	471,646	6,197,760
Baozun, Inc.:
Class A (a)	98,600	1,237,286
sponsored ADR (a)(b)	43,672	1,622,852
Ctrip.com International Ltd. ADR (a)	381,752	12,823,050
JD.com, Inc.:
Class A	79,900	3,428,803
sponsored ADR (a)	1,109,286	94,677,560
MakeMyTrip Ltd. (a)	38,726	960,792
Meituan Class B (a)	971,200	36,319,400
MercadoLibre, Inc. (a)	12,107	18,806,166
Naspers Ltd. Class N	242,035	48,657,987
Ozon Holdings PLC ADR	40,185	1,608,204
Pinduoduo, Inc. ADR (a)	102,600	14,241,906
Prosus NV	26,608	2,884,271
Tongcheng-Elong Holdings Ltd. (a)	3,234,000	6,025,283
Vipshop Holdings Ltd. ADR (a)	322,152	8,227,762
		612,376,390
Multiline Retail - 0.2%
Lojas Renner SA	1,741,235	14,521,667
MINISO Group Holding Ltd. ADR	12,843	256,089
		14,777,756
Specialty Retail - 0.4%
China Yongda Automobiles Services Holdings Ltd.	3,910,000	6,679,307
Foschini Ltd.	261,513	1,658,282
Lewis Group Ltd.	11,913	16,924
Mr Price Group Ltd.	608,009	6,388,978
SSI Group, Inc. (a)	394,000	14,060
Teknosa Ic Ve Dis Ticaret A/S (a)	130,638	202,639
Zhongsheng Group Holdings Ltd. Class H	2,095,500	15,755,455
		30,715,645
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	9,736	3,107,183
Anta Sports Products Ltd.	798,000	10,828,839
CECEP COSTIN New Materials Group Ltd. (a)(d)	741,000	28,680
COWELL FASHION Co. Ltd.	5,175	26,376
ECLAT Textile Co. Ltd.	235,000	3,290,165
LG Fashion Corp.	7,144	94,736
Li Ning Co. Ltd.	5,540,500	29,935,111
Mavi Jeans Class B (a)(c)	525,060	3,088,588
Pou Chen Corp.	619,000	677,065
Regina Miracle International Holdings Ltd. (c)	577,000	229,153
Shenzhou International Group Holdings Ltd.	1,259,500	21,169,017
Weiqiao Textile Co. Ltd. (H Shares)	164,044	36,358
Zhejiang Semir Garment Co. Ltd. (A Shares)	163,900	221,975
		72,733,246

TOTAL CONSUMER DISCRETIONARY		1,074,699,242

CONSUMER STAPLES - 4.1%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	82,214	5,480,676
Beijing Yanjing Brewery Co. Ltd. (A Shares)	400,300	500,763
China Resources Beer Holdings Co. Ltd.	3,374,000	24,807,062
Coca-Cola Icecek Sanayi A/S	31,514	225,877
Heineken NV (Bearer)	75,607	7,970,821
Kweichow Moutai Co. Ltd. (A Shares)	97,074	25,289,349
Nongfu Spring Co. Ltd. (H Shares) (a)	469,000	2,553,586
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	646,801	7,525,972
Thai Beverage PCL	17,314,300	9,553,430
Tsingtao Brewery Co. Ltd. (H Shares)	328,000	3,182,840
		87,090,376
Food & Staples Retailing - 1.2%
Atacadao SA	318,800	1,196,675
Bidcorp Ltd.	40,471	730,066
Bim Birlesik Magazalar A/S JSC	1,122,455	10,047,551
Clicks Group Ltd.	212,875	3,227,301
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	112,600	1,455,473
CP ALL PCL (For. Reg.)	8,627,900	17,261,506
Drogasil SA	3,290,283	15,875,950
Magnit OJSC	40,140	2,601,416
President Chain Store Corp.	705,000	6,391,145
Shoprite Holdings Ltd.	590,070	4,868,399
Wal-Mart de Mexico SA de CV Series V	6,205,910	16,351,342
X5 Retail Group NV GDR (Reg. S)	489,806	17,528,231
Yifeng Pharmacy Chain Co. Ltd.	302,299	4,641,847
		102,176,902
Food Products - 1.4%
Angel Yeast Co. Ltd. (A Shares)	669,634	4,682,115
AVI Ltd.	254,640	1,172,877
Brasil Foods SA (a)	626,000	2,574,155
Britannia Industries Ltd.	22,507	1,101,893
Charoen Pokphand Foods PCL (For. Reg.)	2,721,500	2,587,405
China Mengniu Dairy Co. Ltd.	12,721,496	63,980,712
Daesang Corp.	3,291	73,033
Gruma S.A.B. de CV Series B	517,850	5,697,817
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	276,400	1,587,675
JBS SA	2,234,629	9,656,113
M. Dias Branco SA	21,900	132,690
Marfrig Global Foods SA (a)	587,500	1,609,829
Minerva SA	377,349	706,464
Sanquan Food Co. Ltd. (A Shares)	244,440	963,433
Tata Consumer Products Ltd. (a)	151,800	1,096,022
Tingyi (Cayman Islands) Holding Corp.	1,104,000	1,864,895
Ulker Biskuvi Sanayi A/S (a)	119,235	338,493
Uni-President China Holdings Ltd.	140,000	126,296
Unified-President Enterprises Corp.	5,749,000	13,079,629
Universal Robina Corp.	1,212,130	3,582,791
WH Group Ltd. (c)	1,670,500	1,360,910
		117,975,247
Household Products - 0.1%
Hindustan Unilever Ltd.	98,169	2,824,323
Kimberly-Clark de Mexico SA de CV:
Series A	585,400	928,634
Series A sponsored ADR	2,476	19,560
		3,772,517
Personal Products - 0.4%
Hengan International Group Co. Ltd.	342,000	2,352,264
LG Household & Health Care Ltd.	16,527	22,572,329
Natura & Co. Holding SA	1,381,558	12,999,653
Organic Tea Cosmetics Holdings Co. Ltd.	4,513	2,813
		37,927,059
Tobacco - 0.0%
ITC Ltd.	318,346	830,117

TOTAL CONSUMER STAPLES		349,772,218

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	8,196,000	6,191,417
Ezion Holdings Ltd. warrants 4/16/23 (a)(d)	5,020,014	5,877
Tenaris SA sponsored ADR	162,600	2,468,268
Yantai Jereh Oilfield Services (A Shares)	858,672	4,827,901
		13,493,463
Oil, Gas & Consumable Fuels - 1.8%
China Petroleum & Chemical Corp. (H Shares)	15,508,000	6,966,809
CNOOC Ltd.	31,843,099	31,686,033
CNOOC Ltd. sponsored ADR	24,900	2,458,377
Compania de Petroleos de Chile SA (COPEC)	878,908	6,979,122
Exxaro Resources Ltd.	32,527	250,554
Gazprom OAO sponsored ADR (Reg. S)	887,419	4,094,185
Grupa Lotos SA	4,822	44,354
Jizhong Energy Resources Co. Ltd. (A Shares)	1,039,100	625,460
Lukoil PJSC	63,346	4,193,707
Lukoil PJSC sponsored ADR	463,185	29,817,621
NOVATEK OAO GDR (Reg. S)	114,327	17,590,105
Petroleo Brasileiro SA - Petrobras (ON)	2,584,900	12,327,658
QGEP Participacoes SA	30,900	59,696
Reliance Industries Ltd.	1,279,889	33,121,612
Reliance Industries Ltd.	63,591	896,719
Reliance Industries Ltd. sponsored GDR (c)	49,000	2,527,232
Susco Public Co. Ltd. unit	49,300	4,500
Tsakos Energy Navigation Ltd.	3,003	26,456
		153,670,200

TOTAL ENERGY		167,163,663

FINANCIALS - 10.1%
Banks - 6.2%
Absa Group Ltd.	1,132,441	8,058,439
Akbank TAS (a)	3,328,060	2,562,010
Al Rajhi Bank	159,855	3,188,064
Alpha Bank AE (a)	47,110	40,423
AMMB Holdings Bhd	69,200	56,393
Axis Bank Ltd. (a)	2,113,428	17,095,017
Banco do Brasil SA	1,132,259	7,156,137
Banco Santander Chile sponsored ADR	554,258	9,538,780
Bancolombia SA sponsored ADR	36,356	1,107,040
Bangkok Bank PCL NVDR	106,900	417,136
Bank Millennium SA (a)	95,055	71,260
BRE Bank SA	648	26,036
Capitec Bank Holdings Ltd.	170,641	14,275,169
China Construction Bank Corp. (H Shares)	56,365,000	44,062,362
China Merchants Bank Co. Ltd. (H Shares)	2,972,000	18,837,347
Chinatrust Financial Holding Co. Ltd.	6,055,000	4,058,567
Commercial International Bank SAE sponsored GDR	1,653,430	6,434,789
Credicorp Ltd. (United States)	71,000	10,927,610
E.SUN Financial Holdings Co. Ltd.	9,472,340	8,338,444
Grupo Financiero Banorte S.A.B. de CV Series O (a)	6,317,304	31,629,890
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	320,573	312,955
Habib Bank Ltd.	309,900	252,975
Hana Financial Group, Inc.	770,079	23,515,294
HDFC Bank Ltd.	2,043,243	39,491,323
HDFC Bank Ltd. sponsored ADR (a)	211,145	14,569,005
ICICI Bank Ltd. (a)	2,502,127	15,961,813
ICICI Bank Ltd. sponsored ADR (a)	2,129,112	27,380,380
Industrial & Commercial Bank of China Ltd. (H Shares)	33,584,310	21,216,050
KB Financial Group, Inc.	338,941	13,986,974
Kiatnakin Bank PCL unit	45,000	73,661
Komercni Banka A/S (a)	84,111	2,250,827
Kotak Mahindra Bank Ltd. (a)	372,429	9,543,868
Malayan Banking Bhd	822,125	1,594,204
National Bank of Abu Dhabi PJSC	3,622,362	12,445,505
National Commercial Bank	155,896	1,756,147
Nova Ljubljanska banka d.d. unit (a)	746,808	8,162,853
OTP Bank PLC (a)	466,769	18,517,085
Powszechna Kasa Oszczednosci Bank SA (a)	51,722	363,929
PT Bank Bukopin Tbk (a)	5,600	108
PT Bank Central Asia Tbk	7,137,200	15,682,127
PT Bank Mandiri (Persero) Tbk	32,812,400	14,717,057
PT Bank Negara Indonesia (Persero) Tbk	1,771,866	752,918
PT Bank Rakyat Indonesia Tbk	14,192,300	4,110,942
Qatar National Bank SAQ	601,380	2,926,190
Sberbank of Russia	4,775,931	15,544,468
Sberbank of Russia sponsored ADR	4,207,739	55,506,744
Shinhan Financial Group Co. Ltd.	184,310	5,417,537
Standard Bank Group Ltd.	485,517	3,797,919
State Bank of India (a)	759,515	2,495,044
TCS Group Holding PLC GDR (b)	171,079	5,248,121
Thanachart Capital PCL (For. Reg.)	345,500	388,459
TISCO Financial Group PCL	694,300	1,802,333
Turkiye Garanti Bankasi A/S (a)	1,978,024	2,213,262
Turkiye Is Bankasi A/S Series C (a)	5,487,232	4,568,015
United Bank Ltd.	397,673	300,625
Yapi ve Kredi Bankasi A/S (a)	1,580,932	578,193
		535,325,823
Capital Markets - 0.4%
BM&F BOVESPA SA	2,329,717	24,408,671
CITIC Securities Co. Ltd. (H Shares)	857,500	1,928,671
Hong Kong Exchanges and Clearing Ltd.	97,000	4,817,693
Huatai Securities Co. Ltd. (H Shares) (c)	1,281,400	2,001,956
Kiwoom Securities Co. Ltd.	2,237	250,233
Noah Holdings Ltd. sponsored ADR (a)	23,824	705,190
XP, Inc. Class A (a)	62,724	2,572,311
		36,684,725
Consumer Finance - 0.2%
AEON Thana Sinsap Thailand PCL unit	14,100	74,370
Bajaj Finance Ltd.	21,359	1,408,779
Compartamos S.A.B. de CV (a)	284,714	122,844
Kaspi.KZ JSC unit	32,958	1,674,135
Shriram Transport Finance Co. Ltd.	987,615	14,176,978
		17,457,106
Diversified Financial Services - 0.4%
Alexander Forbes Group Holdings Ltd.	888	223
Chailease Holding Co. Ltd.	543,160	2,965,802
FirstRand Ltd.	6,106,457	17,929,492
Haci Omer Sabanci Holding A/S	879,341	1,083,996
Rec Ltd.	826,684	1,349,186
Yuanta Financial Holding Co. Ltd.	15,936,960	10,654,390
		33,983,089
Insurance - 2.4%
AIA Group Ltd.	6,430,384	70,569,533
BB Seguridade Participacoes SA	1,072,222	5,715,956
China Life Insurance Co. Ltd.	316,940	251,267
China Life Insurance Co. Ltd. (H Shares)	7,664,000	17,295,480
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,359,800	5,167,608
FPC Par Corretora de Seguros	17,800	29,305
Fubon Financial Holding Co. Ltd.	2,774,000	4,301,302
HDFC Standard Life Insurance Co. Ltd. (a)(c)	46,071	399,599
Hyundai Fire & Marine Insurance Co. Ltd.	221,681	4,459,537
ICICI Lombard General Insurance Co. Ltd. (c)	22,361	435,435
Liberty Holdings Ltd.	357,772	1,374,833
PICC Property & Casualty Co. Ltd. (H Shares)	6,512,000	5,373,111
Ping An Insurance Group Co. of China Ltd. (H Shares)	5,908,000	69,487,225
Porto Seguro SA	424,315	3,754,159
Qualitas Controladora S.A.B. de CV	39,887	194,439
Samsung Fire & Marine Insurance Co. Ltd.	59,776	10,137,740
Sanlam Ltd.	2,396,896	8,582,315
Sul America SA unit	392,548	3,137,512
		210,666,356
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp. Ltd.	1,102,264	33,459,713
LIC Housing Finance Ltd.	1,548,355	6,844,339
		40,304,052

TOTAL FINANCIALS		874,421,151

HEALTH CARE - 1.5%
Biotechnology - 0.1%
Akeso, Inc. (c)	169,000	545,074
Celltrion, Inc. (a)	5,162	1,583,264
Innovent Biologics, Inc. (a)(c)	360,000	2,364,506
Remegen Co. Ltd. (H Shares) (a)(c)	79,500	712,941
Zai Lab Ltd. (a)	43,800	4,668,594
		9,874,379
Health Care Equipment & Supplies - 0.3%
Hartalega Holdings Bhd	595,000	2,103,093
Kossan Rubber Industries Bhd	803,600	1,228,873
Peijia Medical Ltd. (a)(b)(c)	368,000	978,328
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	353,825	18,143,286
Top Glove Corp. Bhd	2,374,500	4,149,838
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	52,500	479,957
		27,083,375
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co. Ltd. (A Shares)	89,610	833,594
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	70,267	929,218
Hapvida Participacoes e Investimentos SA (c)	3,288,000	8,849,994
National Medical Care Co.	6,952	100,093
Neuca SA	233	38,756
Qualicorp Consultoria E Corret	311,800	1,930,490
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	666,100	1,126,385
		13,808,530
Life Sciences Tools & Services - 0.4%
Divi's Laboratories Ltd.	4,057	195,931
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(c)	459,900	7,780,163
Pharmaron Beijing Co. Ltd. (H Shares) (c)	161,200	1,953,308
WuXi AppTec Co. Ltd. (H Shares) (c)	720,480	10,788,058
Wuxi Biologics (Cayman), Inc. (a)(c)	1,047,000	10,365,120
		31,082,580
Pharmaceuticals - 0.5%
Alkem Laboratories Ltd.	5,022	192,378
Aspen Pharmacare Holdings Ltd. (a)	250,066	1,993,907
Aurobindo Pharma Ltd.	262,466	3,053,357
Cadila Healthcare Ltd.	223,495	1,354,342
Chong Kun Dang Pharmaceutical Corp.	968	151,943
Cipla Ltd.	124,675	1,247,444
CSPC Pharmaceutical Group Ltd.	2,742,160	2,665,539
Dr. Reddy's Laboratories Ltd.	49,088	3,192,463
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	1,174,000	5,633,301
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	366,876	4,795,280
Marksans Pharma Ltd. (a)	221,609	173,884
Richter Gedeon PLC	542,356	12,849,893
Sino Biopharmaceutical Ltd.	5,918,000	5,939,291
		43,243,022

TOTAL HEALTH CARE		125,091,886

INDUSTRIALS - 2.0%
Air Freight & Logistics - 0.1%
SF Holding Co. Ltd. (A Shares)	459,406	5,586,417
T3Ex Global Holdings Corp.	12,000	15,457
T3Ex Global Holdings Corp. rights 1/11/21 (a)	787	187
ZTO Express, Inc. (a)	84,500	2,409,742
		8,011,803
Airlines - 0.1%
Azul SA sponsored ADR (a)	227,266	4,833,948
Copa Holdings SA Class A	14,238	1,134,769
		5,968,717
Building Products - 0.0%
Dare Power Dekor Home Co. Ltd. (A Shares)	159,572	391,478
Commercial Services & Supplies - 0.0%
Country Garden Services Holdings Co. Ltd.	319,502	1,785,214
Frontken Corp. Bhd	248,800	198,478
Greentown Service Group Co. Ltd.	1,200,000	1,392,706
		3,376,398
Construction & Engineering - 0.2%
China Communications Construction Co. Ltd. (H Shares)	1,631,000	845,397
China Communications Services Corp. Ltd. (H Shares)	1,926,000	1,026,410
China National Chemical Engineering Co. Ltd. (A Shares)	3,939,592	3,886,357
China Railway Construction Corp. Ltd. (H Shares)	1,236,500	817,103
Daelim Industrial Co.	21,728	1,568,073
Larsen & Toubro Ltd.	353,200	5,321,960
Orascom Construction PLC	1,460	7,770
Tekfen Holding A/S	384,729	715,832
		14,188,902
Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	21,210	15,238
DONGYANG E&P, Inc.	21,665	310,751
Weg SA	427,297	5,867,817
		6,193,806
Industrial Conglomerates - 0.2%
Astra Industrial Group (a)	30,578	220,942
Cheil Industries, Inc.	16,975	1,845,242
CITIC Pacific Ltd.	843,000	656,686
CJ Corp.	2,147	153,202
Fosun International Ltd.	1,591,000	2,295,863
Hanwha Corp.	62,076	1,444,774
Hong Leong Industries Bhd	3,000	6,473
Koc Holding A/S	1,816,390	4,097,330
LG Corp.	41,364	2,634,412
Mannai Corp. (a)	86,440	72,038
SM Investments Corp.	358,645	7,239,706
		20,666,668
Machinery - 0.7%
Airtac International Group	335,000	9,732,237
Estun Automation Co. Ltd. (A Shares) (a)	849,700	3,093,270
HIWIN Technologies Corp.	592,000	6,330,277
HIWIN Technologies Corp. rights 11/14/20 (a)	18,003	69,630
Sany Heavy Industry Co. Ltd. (A Shares)	2,132,931	9,956,423
Shenzhen Inovance Technology Co. Ltd. (A Shares)	834,734	9,769,797
Sinotruk Hong Kong Ltd.	1,456,983	3,630,690
Techtronic Industries Co. Ltd.	171,000	2,182,978
Tian Di Science & Technology Co. Ltd. (A Shares)	333,700	165,863
Turk Traktor ve Ziraat Makinalari A/S	3,239	56,745
Weichai Power Co. Ltd.:
(A Shares)	1,090,602	2,766,746
(H Shares)	6,960,000	14,214,285
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	610,600	637,462
		62,606,403
Marine - 0.0%
Qatar Navigation QPSC (a)	6,188	10,812
Professional Services - 0.1%
51job, Inc. sponsored ADR (a)	23,563	1,661,192
Centre Testing International Group Co. Ltd. (A Shares)	903,043	3,250,400
Sporton International, Inc.	417,000	3,502,975
		8,414,567
Road & Rail - 0.1%
Globaltrans Investment PLC GDR (Reg. S)	36,703	210,035
Localiza Rent A Car SA	272,365	3,417,399
Rumo SA (a)	904,100	3,199,637
United International Transportation Co.	463,388	4,880,239
		11,707,310
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (c)	20,300	180,821
CCS Supply Chain Management Co. Ltd. A Shares	88,072	81,661
		262,482
Transportation Infrastructure - 0.4%
Airports of Thailand PCL (For. Reg.)	4,522,400	9,571,217
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)	27,843	4,162,529
Grupo Aeroportuario Norte S.A.B. de CV (a)	545,600	3,168,544
Shanghai International Airport Co. Ltd. (A Shares)	1,009,343	12,046,636
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	875,089
		29,824,015

TOTAL INDUSTRIALS		171,623,361

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.1%
Accton Technology Corp.	643,000	5,378,964
Electronic Equipment & Components - 1.8%
Chaozhou Three-Circle Group Co. (A Shares)	277,300	1,346,689
Compeq Manufacturing Co. Ltd.	629,000	1,057,874
Coretronic Corp.	106,400	130,719
Delta Electronics, Inc.	1,957,000	15,377,896
FLEXium Interconnect, Inc.	337,000	1,415,471
Foxconn Technology Co. Ltd.	31,000	57,074
General Interface Solution Holding Ltd.	45,000	178,771
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	487,903	3,386,969
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,504,626	33,140,732
INTOPS Co. Ltd.	3,916	79,484
Largan Precision Co. Ltd.	277,000	31,267,938
LG Display Co. Ltd. (a)	57,396	789,695
LG Innotek Co. Ltd.	42,937	6,003,712
Pinnacle Technology Holdings Ltd.	11,198	6,508
Redington India Ltd.	26,941	47,496
Samsung Electro-Mechanics Co. Ltd.	13,451	1,892,935
Samsung SDI Co. Ltd.	54,445	26,178,314
Simplo Technology Co. Ltd.	31,000	359,695
Sirtec International Co. Ltd.	1,000	949
Sunny Optical Technology Group Co. Ltd.	1,019,400	19,912,540
Yageo Corp.	246,600	3,815,093
Zhen Ding Technology Holding Ltd.	1,143,000	4,940,865
		151,387,419
IT Services - 1.2%
Dongbu Co. Ltd. (a)	66,875	44,341
Globant SA (a)	16,788	3,167,560
HCL Technologies Ltd.	847,814	9,365,669
Infosys Ltd.	1,343,775	20,085,028
Infosys Ltd. sponsored ADR	1,926,076	29,314,877
MindTree Consulting Ltd.	111,574	2,126,993
Mphasis BFL Ltd.	69,476	1,234,349
Network International Holdings PLC (a)(c)	508,195	1,829,704
PagSeguro Digital Ltd. (a)	135,857	6,434,188
StoneCo Ltd. Class A (a)	70,302	5,147,512
Tata Consultancy Services Ltd.	412,972	14,850,539
Tech Mahindra Ltd.	307,500	3,617,339
Wipro Ltd.	1,232,209	5,826,869
WNS Holdings Ltd. sponsored ADR (a)	37,197	2,619,041
		105,664,009
Semiconductors & Semiconductor Equipment - 6.3%
ASE Technology Holding Co. Ltd.	3,788,000	10,077,319
ASM Pacific Technology Ltd.	49,900	623,095
Dongbu HiTek Co. Ltd.	29,703	949,889
Elan Microelectronics Corp.	69,000	318,796
eMemory Technology, Inc.	177,000	3,549,913
Everlight Electronics Co. Ltd.	73,000	94,540
King Yuan Electronics Co. Ltd.	902,000	1,117,634
Kinsus Interconnect Technology Corp.	252,000	800,014
LONGi Green Energy Technology Co. Ltd.	350,780	3,663,011
Malaysian Pacific Industries Bhd	12,286	75,574
MediaTek, Inc.	2,017,900	49,723,542
Novatek Microelectronics Corp.	131,000	1,370,984
Phison Electronics Corp.	86,000	972,279
Powertech Technology, Inc.	522,000	1,680,924
Radiant Opto-Electronics Corp.	250,000	1,015,051
Realtek Semiconductor Corp.	760,000	9,869,093
Semiconductor Manufacturing International Corp. (a)	228,500	631,113
Silergy Corp.	5,000	388,519
Silicon Motion Technology Corp. sponsored ADR	8,585	340,653
SK Hynix, Inc.	1,054,214	92,723,510
Sonix Technology Co. Ltd.	222,000	519,839
Taiwan Semiconductor Manufacturing Co. Ltd.	17,353,900	294,697,249
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	577,805	56,058,641
Topco Scientific Co. Ltd.	28,000	119,076
United Microelectronics Corp.	6,678,000	9,463,962
United Microelectronics Corp. sponsored ADR (b)	106,790	761,413
Vanguard International Semiconductor Corp.	815,000	2,995,275
Win Semiconductors Corp.	142,000	1,665,033
Xinyi Solar Holdings Ltd.	1,638,000	3,000,002
		549,265,943
Software - 0.1%
Asseco Poland SA	16,805	297,093
Avast PLC (c)	174,169	1,174,873
Cyient Ltd.	6,454	42,539
Kaspi.KZ JSC unit (a)(c)	98,699	5,013,514
Kingsoft Corp. Ltd.	220,000	1,104,201
Ming Yuan Cloud Group Holdings Ltd.	267,131	1,334,681
Mix Telematics Ltd. sponsored ADR	5,794	57,766
Nucleus Software Exports Ltd. (a)	31,536	235,795
Oracle Finance Services Software Ltd.	1,081	44,203
		9,304,665
Technology Hardware, Storage & Peripherals - 3.2%
Acer, Inc.	427,000	345,994
ASROCK, Inc.	28,000	163,668
ASUSTeK Computer, Inc.	171,000	1,490,340
Avalue Technology, Inc.	24,000	48,218
Catcher Technology Co. Ltd.	147,000	967,308
Chicony Electronics Co. Ltd.	92,000	275,002
Compal Electronics, Inc.	392,000	264,809
Inventec Corp.	70,000	57,088
Lenovo Group Ltd.	5,312,000	3,784,469
Lite-On Technology Corp.	1,618,000	2,721,208
Pegatron Corp.	2,384,000	5,448,904
Quanta Computer, Inc.	242,000	652,223
Samsung Electronics Co. Ltd.	4,289,290	258,087,940
Wistron Corp.	377,000	393,890
Xiaomi Corp. Class B (a)(c)	1,760,200	6,009,562
		280,710,623

TOTAL INFORMATION TECHNOLOGY		1,101,711,623

MATERIALS - 3.4%
Chemicals - 0.7%
China Sanjiang Fine Chemicals Ltd.	424,000	138,680
Kingfa Sci & Tech Co. Ltd. (A Shares)	1,172,301	3,096,960
LG Chemical Ltd.	57,381	41,410,890
Mexichem S.A.B. de CV	54,136	110,815
PhosAgro OJSC GDR (Reg. S)	52,163	666,269
Polyplex Corp. Ltd. (a)	8,102	80,144
Scientex Bhd	34,400	100,481
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	232,220	10,930,595
Solar Industries India Ltd.	238,700	3,349,807
Taekwang Industrial Co. Ltd.	168	116,393
		60,001,034
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd.:
(A Shares)	192,400	1,652,343
(H Shares)	2,226,500	14,231,493
Asia Cement (China) Holdings Corp.	259,584	259,178
CEMEX S.A.B. de CV sponsored ADR	777,600	3,576,960
China National Building Materials Co. Ltd. (H Shares)	3,108,442	4,075,264
China Resources Cement Holdings Ltd.	378,165	469,654
JK Cement Ltd.	189,500	5,178,739
		29,443,631
Containers & Packaging - 0.0%
Klabin SA unit	477,578	2,235,722
Metals & Mining - 2.1%
African Rainbow Minerals Ltd.	32,510	503,492
Alrosa Co. Ltd.	2,334,880	2,690,239
Angang Steel Co. Ltd. (H Shares)	251,654	108,032
Anglo American Platinum Ltd.	37,024	2,692,457
AngloGold Ashanti Ltd.	210,242	4,508,680
AngloGold Ashanti Ltd. sponsored ADR	139,580	3,024,699
Ann Joo Resources Bhd (a)	500	109
APL Apollo Tubes Ltd. (a)	2,398	108,985
Baoshan Iron & Steel Co. Ltd. (A Shares)	5,039,476	4,756,896
Barrick Gold Corp.	216,800	5,016,752
Eregli Demir ve Celik Fabrikalari T.A.S.	87,253	122,734
Fangda Special Steel Technology Co. Ltd. (A Shares)	1,639,382	1,829,039
Gold Fields Ltd. sponsored ADR	587,494	5,117,073
Grupa Kety SA	325	40,160
Grupo Mexico SA de CV Series B	1,015,450	3,684,917
Harmony Gold Mining Co. Ltd. (a)	180,175	744,127
Hindalco Industries Ltd.	1,388,056	4,202,972
Hunan Valin Steel Co. Ltd. (A Shares)	2,417,018	1,965,533
Impala Platinum Holdings Ltd.	2,603,834	27,359,488
KGHM Polska Miedz SA (Bearer) (a)	140,391	5,589,502
KISCO Corp.	6,262	36,097
Korea Zinc Co. Ltd.	27,534	9,413,800
Koza Altin Isletmeleri A/S (a)	46,740	444,986
Kumba Iron Ore Ltd.	93,581	3,184,639
Liuzhou Iron & Steel Co. Ltd. Class A	211,600	163,069
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)	37,183	255,153
MMC Norilsk Nickel PJSC sponsored ADR	273,861	7,595,165
Nanjing Iron & Steel Co. Ltd.	400,200	198,309
Novolipetsk Steel OJSC GDR (Reg. S)	30,419	752,556
Polyus PJSC	8,925	1,698,010
Polyus PJSC unit	22,763	2,153,397
POSCO	64,104	13,565,619
POSCO sponsored ADR	35,807	1,909,945
SGIS Songshan Co. Ltd. (A Shares)	632,300	461,329
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	784,304	447,057
Sheng Yu Steel Co. Ltd.	29,418	20,697
Sibanye Stillwater Ltd.	1,972,056	6,570,810
Southern Copper Corp.	115,636	6,865,309
Tata Steel Ltd.	88,621	685,314
Ternium SA sponsored ADR	528,837	14,654,073
Vale SA	986,100	14,356,927
Vale SA sponsored ADR (b)	1,276,626	18,587,675
Welspun Gujarat Stahl Rohren Ltd.	104,085	164,285
Xinyu Iron & Steel Co. Ltd.	2,900,747	2,037,035
		180,287,142
Paper & Forest Products - 0.3%
Duratex SA	1,470,477	5,154,657
Middle East Paper Co. (a)	62,895	338,740
Nine Dragons Paper (Holdings) Ltd.	737,000	968,368
Suzano Papel e Celulose SA (a)	1,443,500	15,223,383
		21,685,148

TOTAL MATERIALS		293,652,677

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Concentradora Fibra Danhos SA de CV	12,699	14,992
Link (REIT)	177,200	1,549,276
		1,564,268
Real Estate Management & Development - 0.7%
Agile Property Holdings Ltd.	3,473,238	5,014,806
Ayala Land, Inc.	9,296,600	7,345,478
China Overseas Grand Oceans Group Ltd.	656,000	391,245
China Overseas Land and Investment Ltd.	1,378,000	3,355,139
China Resources Land Ltd.	558,000	2,414,850
Chongqing Dima Industry Co. Ltd. A Shares	409,620	185,543
Country Garden Holdings Co. Ltd.	4,625,804	6,100,000
Emaar Properties PJSC (a)	6,590,255	5,705,460
Gemdale Properties and Investment Corp. Ltd.	628,000	103,711
Greenland Holdings Corp. Ltd. (A Shares)	5,280,363	5,168,879
Greenland Hong Kong Holdings Ltd.	130,366	40,298
Hang Lung Properties Ltd.	1,078,000	2,665,275
K Wah International Holdings Ltd.	273,792	136,195
KWG Living Group Holdings Ltd. (a)	490,250	376,840
KWG Property Holding Ltd.	980,500	1,341,402
Logan Property Holdings Co. Ltd.	145,692	243,898
Longfor Properties Co. Ltd. (c)	1,018,500	6,655,727
Poly Property Group Co. Ltd.	89,686	27,773
Powerlong Real Estate Holding Ltd.	284,417	205,310
Risesun Real Estate Development Co. Ltd. (A Shares)	2,185,299	2,428,147
Seazen Holdings Co. Ltd. (A Shares)	113,908	613,267
Shanghai Shimao Co. Ltd. (A Shares)	1,476,815	1,250,340
Shimao Property Holdings Ltd.	663,778	2,474,018
Shimao Services Holdings Ltd. (a)(c)	675,000	1,196,819
Sun Hung Kai Properties Ltd.	144,500	1,920,754
Sunac China Holdings Ltd.	479,000	1,836,521
Sunac Services Holdings Ltd. (a)(c)	15,411	23,573
		59,221,268

TOTAL REAL ESTATE		60,785,536

UTILITIES - 0.3%
Electric Utilities - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	205,500	1,048,664
EDP Energias do Brasil SA	212,437	735,563
Equatorial Energia SA	999,426	4,064,937
Tenaga Nasional Bhd	357,530	884,610
		6,733,774
Gas Utilities - 0.2%
China Gas Holdings Ltd.	2,141,200	7,865,894
China Resource Gas Group Ltd.	414,000	1,995,348
Daesung Energy Co. Ltd.	20,047	98,199
ENN Energy Holdings Ltd.	566,600	7,474,642
Gujarat State Petronet Ltd.	7,065	20,926
Indraprastha Gas Ltd.	649,141	4,360,939
PT Perusahaan Gas Negara Tbk Series B	94,100	9,263
		21,825,211
Independent Power and Renewable Electricity Producers - 0.0%
AES Gener SA	308,602	54,681
Benpres Holdings Corp.	124,600	7,981
Colbun SA	576,000	92,233
Guangdong Baolihua New Energy Stock Co. Ltd. A Shares	225,600	245,527
Huadian Power International Corp. Ltd. (H Shares)	1,384,000	366,033
		766,455

TOTAL UTILITIES		29,325,440

TOTAL COMMON STOCKS
(Cost $3,517,709,822)		4,890,214,289

Nonconvertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Hyundai Motor Co.	40,937	3,102,071
Multiline Retail - 0.1%
Lojas Americanas SA (PN)	1,064,752	4,557,204
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN)	183,900	1,378,203

TOTAL CONSUMER DISCRETIONARY		9,037,478

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	118,800	552,156
(PN) sponsored ADR (non-vtg.) (b)	407,465	3,769,051
sponsored ADR	1,126,600	10,781,562
		15,102,769
FINANCIALS - 0.9%
Banks - 0.9%
Banco Bradesco SA (PN)	1,057,112	4,794,830
Banco do Estado Rio Grande do Sul SA	4,800	11,827
Itau Unibanco Holding SA	8,183,836	43,627,572
Itau Unibanco Holding SA sponsored ADR	2,488,960	13,315,936
Itausa-Investimentos Itau SA (PN)	7,087,728	13,997,118
Sberbank of Russia	106,170	319,000
Sberbank of Russia	128,031	384,684
		76,450,967
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul SA (a)	932,200	6,615,568
INFORMATION TECHNOLOGY - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co. Ltd.	632,135	34,842,356
MATERIALS - 0.1%
Chemicals - 0.0%
LG Chemical Ltd.	9,786	3,147,177
Metals & Mining - 0.1%
Gerdau SA	2,168,141	9,146,225
Metalurgica Gerdau SA (PN)	412,500	789,982
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	131,900	336,065
		10,272,272

TOTAL MATERIALS		13,419,449

UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	202,966	1,030,477
Companhia Energetica de Minas Gerais (CEMIG) (PN)	269,100	634,400
Companhia Paranaense de Energia-Copel (PN-B)	127,600	1,626,022
		3,290,899
Water Utilities - 0.0%
Cia de Saneamento do Parana	85,510	79,646

TOTAL UTILITIES		3,370,545

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $144,576,365)		158,839,132

Equity Funds - 38.4%
Diversified Emerging Markets Funds - 38.4%
Aberdeen Emerging Markets Fund Institutional Service Class	10,085,854	188,000,327
Brandes Emerging Markets Value Fund Class A	16,661,342	133,623,959
Fidelity Emerging Markets Fund (e)	14,143,142	608,720,839
Fidelity SAI Emerging Markets Index Fund (e)	46,917,231	738,946,385
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	47,435,476	481,470,077
Fidelity SAI Emerging Markets Value Index Fund (e)	22,447,667	289,574,898
GMO Emerging Markets Fund - Class III	1,924,381	66,025,498
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	9,731,500	271,411,546
Invesco Oppenheimer Developing Markets Fund Class R6	4,396,311	220,782,753
Invesco Oppenheimer Emerging Markets Innovators Fund Class R6 (a)	4,679,444	61,019,955
iShares MSCI China ETF (b)	1,959,010	156,348,588
iShares MSCI EM ESG Optimized ETF	209,609	8,273,267
iShares MSCI South Korea Index ETF (b)	546,222	41,742,285
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	14,518,449
Matthews Korea Fund Investor Class	4,457,127	24,113,057
Matthews Pacific Tiger Fund Investor Class	128	4,316
Xtrackers Harvest CSI 300 China ETF Class A (b)	521,039	19,955,794
TOTAL EQUITY FUNDS
(Cost $2,531,358,014)		3,324,531,993

Other - 0.1%
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (e)
(Cost $6,694,501)	851,569	8,464,593

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.11% 12/3/20 to 2/25/21 (f)
(Cost $15,658,036)	15,660,000	15,658,197

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.09% (g)	912,489	912,672
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	134,863,960	134,877,446
State Street Institutional U.S. Government Money Market Fund Premier Class .02% (i)	267,442,918	267,442,918
TOTAL MONEY MARKET FUNDS
(Cost $403,233,036)		403,233,036
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $6,619,229,774)		8,800,941,240
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(143,462,653)
NET ASSETS - 100%		$8,657,478,587

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,119	Dec. 2020	$187,498,685	$16,190,619	$16,190,619

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,404,802 or 1.0% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,875,205.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,790
Fidelity Securities Lending Cash Central Fund	1,015,333
Total	$1,021,123

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$398,711,045	$71,000,001	$--	$--	$--	$139,009,793	$608,720,839
Fidelity SAI Emerging Markets Index Fund	--	899,691,211	397,000,000	--	32,307,819	203,947,355	738,946,385
Fidelity SAI Emerging Markets Low Volatility Index Fund	232,700,499	198,000,000	--	--	--	50,769,578	481,470,077
Fidelity SAI Emerging Markets Value Index Fund	--	259,000,000	--	--	--	30,574,898	289,574,898
Fidelity SAI Inflation-Focused Fund	--	6,694,501	--	194,501	--	1,770,092	8,464,593
Total	$631,411,544	$1,434,385,713	$397,000,000	$194,501	$32,307,819	$426,071,716	$2,127,176,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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